Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income (loss) before income taxes consisted of the following for the periods indicated:

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Domestic (Israel)	(26,549)	(19,935)	(26,083)
Foreign	412	447	542

Loss before income taxes	(26,137)	(19,488)	(25,541)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Year Ended December 31
	2021	2020	2019

	U.S. dollars in thousands
Domestic (Israel)	306	97	281
Foreign	101	67	133

Income tax expenses	407	164	414

Schedule of Taxes on Income
Taxes on income for the years ended December 31, 2021, 2020 and 2019 were comprised of the following:

	December 31
	2021	2020	2019

	U.S. dollars in thousands
Current:
Domestic	—	—	—
Foreign	40	37	25

Total	40	37	25

Deferred:
Domestic	—	—	—
Foreign	—	—	—

Total	—	—	—

Provision for income taxes	40	37	225

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation our theoretical income tax expense to actual income tax expense is as follows:

	December 31
	2021	2020	2019

	U.S. dollars in thousands
Loss before taxes on income and before Equity in earnings of investee	(26,137)	(19,488)	(25,541)
Statutory tax rate in Israel	23%	23%	23%

Theoretical tax benefit	(6,011)	(4,482)	(5,874)

Increase (decrease) in taxes resulting from:
Effect of different tax rates applicable in foreign jurisdictions	1	4	5
Operating losses and other temporary differences for which valuation allowance was provided	3,773	3,224	5,203
Permanent differences	2,338	1,321	799
Tax prepayment	306	97	281

Actual taxes on income	407	164	414

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s deferred tax assets and liabilities as of December 31, 2021 and 2020 were as follows:

	December 31
	2021	2020

	U.S. dollars in thousands
Deferred tax assets:
Tax loss carryforwards	21,221	19,477
Research and development	7,526	2,124
Issuance costs	2,338	—
Employee and payroll accrued expenses	763	654
Other	44	42

Total deferred tax assets	31,892	22,297
Less valuation allowance for deferred tax assets	(31,892)	(22,297)

Deferred tax assets	—	—